Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Information
Segment Information

9.              Segment Information

The following tables present certain information with respect to the Company’s segments. Intersegment revenues between the Company’s segments were not material in any of the periods presented below.

	GLP Capital (1)	TRS Properties	Eliminations (2)	Total
	(in thousands)
For the three months ended March 31, 2014
Net revenues	$118,112	$40,216	$—	$158,328
Income from operations	67,871	6,463	—	74,334
Interest, net	28,428	2,601	(2,601)	28,428
Income from operations before income taxes	42,044	3,862	—	45,906
Income tax provision	—	1,594	—	1,594
Net income	42,044	2,268	—	44,312
Depreciation	23,441	3,081	—	26,522
Capital project expenditures, net of reimbursements	24,002	—	—	24,002
Capital maintenance expenditures	—	871	—	871

For the three months ended March 31, 2013
Net revenues	$—	$42,649	$—	$42,649
Income from operations	—	6,810	—	6,810
Income from operations before income taxes	—	5,530	—	5,530
Income tax provision	—	2,316	—	2,316
Net income	—	3,214	—	3,214
Depreciation	—	3,588	—	3,588
Capital project expenditures, net of reimbursements	—	78	—	78
Capital maintenance expenditures	—	896	—	896

Balance sheet at March 31,2014
Total assets	$2,324,839	$237,047	—	$2,561,886

Balance sheet at December 31, 2013
Total assets	$2,379,243	$229,996	—	$2,609,239

(1)         GLP Capital operations commenced November 1, 2013 in connection with the Spin-Off.

(2)         Amounts in the “Eliminations” column represent the elimination of intercompany interest payments from the Company’s TRS Properties business segment to its GLP Capital business segment.

11. Segment Information

        The following tables present certain information with respect to the Company's segments. Intersegment revenues between the Company's segments were not material in any of the periods presented below.

	GLP Capital(1)	TRS Properties	Total
	(in thousands)
For the year ended December 31, 2013
Net revenues	$76,557	$165,572	$242,129
Income from operations	34,333	26,249	60,582
Interest expense	19,254	—	19,254
Income from operations before income taxes	15,079	22,047	37,126
Income tax provision	8,467	8,829	17,296
Net income	6,612	13,218	19,830
Depreciation	14,896	14,027	28,923
Capital expenditures	13,042	3,386	16,428
For the year ended December 31, 2012
Net revenues	$—	$210,643	$210,643
Income from operations	—	43,668	43,668
Interest expense	—	—	—
Income from operations before income taxes	—	37,350	37,350
Income tax provision	—	14,431	14,431
Net income	—	22,919	22,919
Depreciation	—	14,090	14,090
Capital expenditures	—	5,190	5,190
For the year ended December 31, 2011
Net revenues	$—	$231,884	$231,884
Income from operations	—	52,513	52,513
Interest expense	—	—	—
Income from operations before income taxes	—	45,559	45,559
Income tax provision	—	18,875	18,875
Net income	—	26,684	26,684
Depreciation	—	14,568	14,568
Capital expenditures	—	8,288	8,288
Balance sheet at December 31, 2013
Total assets	2,379,243	229,996	2,609,239
Balance sheet at December 31, 2012
Total assets	—	267,075	267,075
(1)
GLP Capital operations commenced November 1, 2013 in connection with the Spin-Off. For the year ended December 31, 2013, all revenues in the GLP Capital segment were attributable from Penn under the terms of the Master Lease. Results included transaction costs associated with the Spin-Off of $13.5 million.